Expenses by nature (Details) - GBP (£) £ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure of attribution of expenses by nature to their function [line items]
Staff costs excluding share-based payment expenses	£ 12,425	£ 5,546
Share based payment expenses	7,294	16,815
Research and development components, parts and tooling	4,771	2,478
Research and development consultancy	7,936	625
Consultancy costs	990	1,501
Legal and financial advisory costs	1,476	2,060
Software costs	1,438	497
Related party administrative expenses		127
Insurance expenses	1,729	15
Other administrative expenses	3,774	1,670
Expense on short term leases	8	30
Depreciation expense	260	162
Amortisation expense	572	168
Depreciation on right of use assets - Property	189	70
Total administrative and research and development expenses	42,862	31,764
Research and development
Disclosure of attribution of expenses by nature to their function [line items]
Staff costs excluding share-based payment expenses	£ 6,689	£ 3,979